INCOME TAX (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Provision for vacation	$ 1,216	$ 943	$ 2,675
Non capital loss carry forwards	530,306	445,741	292,000
Valuation allowance	(531,522)	(446,684)	(294,675)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0	$ 0